Share capital	12 Months Ended
Jun. 30, 2025
Share Capital
Share capital

21. Share capital

The share capital of Locafy Limited consists only of fully paid ordinary shares. All shares are equally eligible to receive dividends and the repayment of capital and represent one vote at shareholders’ meeting of the Company.

	Note	2025 Number of Shares	2025 Share Capital A$	2024 Number of Shares	2024 Share Capital A$	2023 Number of Shares	2023 Share Capital A$
Balance at 1 July		1,382,185	48,588,888	1,276,248	47,930,486	20,528,803	45,038,037

Reduction of ordinary shares due to Reverse Share Split		-	-	-	-	(19,497,565)	-
Share based payments		13,430	102,673	-	-	-	-
Share issue, debt extinguishment	30	101,026	1,106,260	-	-	-	-
Share issue, share restitution	30	28,884	316,287	-	-	-	-
Share issue, At the Market Offering	(a)	273,530	3,259,448	105,937	769,936	245,010	3,295,822
Balance at 30 June		1,799,055	53,373,556	1,382,185	48,700,422	1,276,248	48,333,859

Share issue costs		-	(172,459)	-	(111,534)	-	(403,373)
Net share capital balance		1,799,055	53,201,097	1,382,185	48,588,888	1,276,248	47,930,486

(a)	On 15 April 2025, the Group filed a prospectus supplement to our registration statement on Form F-3, File No. 333-272066 (as amended) allowing the Group to raise a further US$1,838,680, through the sale of our ordinary shares from time to time, pursuant to an At The Market Offering Agreement with H.C. Wainwright & Co., LLC. Post-30 June 2025, the Group has raised a further US$514,656 (A$781,581) before costs.